LONG-TERM DEBT - MORTGAGES (Schedule of Long-term Debt) (Details) - USD ($)		12 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Mar. 31, 2020	Nov. 30, 2019
Mortgage:
Less: Deferred financing costs		$ (130,855)	$ (168,967)
Total		$ 7,518,777	$ 8,627,965
Bond St. land and building, Brooklyn, NY [Member]
Mortgage:
Current Annual Interest Rate		4.375%	4.375%		4.375%
Final Payment Date		Dec. 01, 2024
Long term loan	[1]	$ 3,817,450	$ 4,829,832
Fishkill, New York Property [Member]
Mortgage:
Current Annual Interest Rate		3.98%	3.98%	3.98%
Final Payment Date		Apr. 01, 2025
Long term loan	[2]	$ 3,832,182	$ 3,967,100

[1]	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.
[2]	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.